SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS	12 Months Ended
Dec. 31, 2019
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

19.  SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS

This account consists of the following:

	2018	2019
Short-term bank loans	4,043	8,705
Current maturities of long-term borrowings	6,296	13,409
Total	10,339	22,114

a.	Short-term bank loans

		2018		2019
		Outstanding		Outstanding
		Foreign		Foreign
		currency	Rupiah	currency	Rupiah
Lenders	Currency	(in millions)	equivalent	(in millions)	equivalent
Related parties
Bank Mandiri	Rp	—	—	—	2,400
BNI	Rp	—	956	—	1,238
PT Bank BNI Syariah ("BNI Syariah")	Rp	—	—	—	17
Sub-total			956		3,655
Third parties
HSBC	Rp	—	317	—	1,754
	US$	0	4	0	4
MUFG Bank, Ltd. ("MUFG Bank")	Rp	—	1,295	—	1,705
PT Bank DBS Indonesia ("DBS")	Rp	—	699	—	722
	US$	1	13	1	13
PT Bank UOB Indonesia ("UOB")	Rp	—	580	—	500
SCB	Rp	—	100	—	150
PT Bank Central Asia Tbk. ("BCA")	Rp	—	—	—	124
Bank CIMB Niaga	Rp	—	78	—	78
Others	Rp	—	1	—	—
Sub-total			3,087		5,050
Total			4,043		8,705

Other significant information relating to short-term bank loans as of December 31, 2019 is as follows:

			Total facility		Interest	Interest rate
	Borrower	Currency	(in billions)*	Maturity date	payment period	per annum	Security**
Mandiri
2019	The Company	Rp	2,400	November 21, 2020	Quarterly	3 months JIBOR + 0.6%	None
BNI
2014 - 2017	Sigma[a], GSD	Rp	525	January 9, 2020 - November 8, 2020	Monthly	8.41% - 9.00%	Trade receivables and property and equipment
2013 - 2019	Telkom Infratel, Infomedia[b], Sigma[h], MD Media, Metranet	Rp	3,160	January 9, 2020 - December 19, 2020	Monthly	1 month JIBOR + 2.20% - 2.50%	Trade receivables
HSBC
2018	Sigma[c,h]	Rp	600	July 31, 2020	Monthly	6.74%	Trade receivables
2018	Sigma[c,h]	US$	0.004	July 31, 2020	Monthly	4.12%	Trade receivables
2018 - 2019	Sigma, Melon, Metra, MD Media, PINS	Rp	1,484	April 8, 2020 - August 30, 2020	Monthly, Quarterly	1 month JIBOR + 0.60% - 0.70% 3 months JIBOR + 1.00%	Trade receivables
MUFG Bank
2018 - 2019	The Company, Infomedia, Metra, GSD, PINS, Telkom Infratel	Rp	2,360	January 23, 2020 - October 29, 2020	Monthly, Quaterly	1 month JIBOR + 0.70% - 0.95% 3 months JIBOR + 1.00%	None
DBS
2018	Telkom Infratel, Infomedia	Rp	600	February 26, 2020	Monthly	1 month JIBOR + 0.70%	None
2016	Nutech	Rp	4	October 18, 2020	Monthly	10.50%	None
2016	Sigma[d,e]	US$	0.02	July 31, 2020	Semi-annualy	3.25% (US$) 10.75% (Rp)	Trade receivables
UOB
2016	Finnet[f]	Rp	500	December 20, 2020	Monthly	1 month JIBOR + 2.00%	None
SCB
2015	GSD[g]	Rp	150	April 16, 2020	Monthly	Cost of fund + 2.50%	None
BCA
2019	Telkom Infratel	Rp	600	April 30, 2020 - May 22, 2020	Monthly	1 month JIBOR + 1.75%	Trade receivables
Bank CIMB Niaga
2013	GSD[h]	Rp	85	January 1, 2020	Monthly	10.90% - 11.50%	Trade receivables and property and equipment

*   In original currency

** Refer to Note 6 and Note 12 for details of trade receivables and property and equipment pledged as collateral.

[a] Based on the latest amendment on April 23, 2019.

[b] Based on the latest amendment on March 28, 2018 and July 6, 2018.

[c] Based on the latest amendment on July 16, 2018.

[d] Based on the latest amendment on December 5, 2018.

[e] Facility in U.S. Dollar. Withdrawal can be executed in U.S. Dollar and Rupiah.

[f] Based on the latest amendment on June 5, 2018.

[g] Based on the latest amendment on January 18, 2019.

[h] Unsettled loan will be automatically extended.

As stated in the agreements, the Group is required to comply with all covenants or restrictions such as limitation that the Company must have a majority shareholding of at least 51% of the subsidiaries in the agreement and maintaining financial ratios. As of December 31, 2019, the Group has complied with all covenants or restrictions, except for certain loans. As of December 31, 2019, the Group has obtained waiver from lenders to not demand the loan payment as a consequence of the breach of covenants, except for Telkom Infratel, the waiver from BCA was received on January 27, 2020.

On February 26, 2018, the Company, Telkom Infratel, and Infomedia entered credit agreements with DBS amounting to Rp600 billion. As of December 31, 2019, the unused facilities was amounting to Rp125 billion.

On March 27, 2019, the Company, TII, Infomedia, and Metra entered  credit agreements with MUFG Bank amounting to Rp600 billion. As of December 31, 2019, the unused facilities was amounting to Rp180 billion.

On April 8, 2019, the Company, Metra, MD Media, and Metranet entered credit agreements with HSBC amounting to Rp1,000 billion. As of December 31, 2019, the unused facilities was amounting to Rp582 billion.

On June 24, 2019, the Company, Infomedia, MD Media, and Telkom Infratel entered credit agreements with MUFG Bank amounting to Rp1,560 billion. As of December 31, 2019, the unused facilities was amounting to Rp400 billion.

On August 30, 2019, the Company, Sigma, and Melon entered credit agreements with HSBC amounting to Rp500 billion. As of December 31, 2019, the unused facilities was amounting to Rp216 billion.

On October 29, 2019, the Company and GSD entered credit agreements with MUFG Bank amounting to Rp900 billion. As of December 31, 2019, the unused facilities was amounting to Rp814 billion.

On November 21, 2019, the Company, Dayamitra, and GSD entered credit agreements with Bank Mandiri amounting to Rp2,400 billion. As of December 31, 2019, all facilities has been used.

The credit facilities were obtained by the Group for working capital purposes.

b.	Current maturities of long-term borrowings

	Notes	2018	2019
Two-step loans	20a	198	194
Bonds and notes	20b	525	2,491
Bank loans	20c	4,472	5,434
Other borrowings	20d	294	627
Obligations under finance leases	13	807	—
Lease liabilities	13	—	4,663
Total		6,296	13,409